Cover Page	Apr. 11, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 11, 2024
Entity Registrant Name	APARTMENT INCOME REIT CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39686
Entity Tax Identification Number	84-1299717
Entity Address, Address Line One	4582 South Ulster Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	757-8101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Apartment Income REIT Corp. Class A Common Stock
Trading Symbol	AIRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001820877
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Apartment Income Reit, L.P. [Member]
Document Information [Line Items]
Entity Registrant Name	APARTMENT INCOME REIT, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24497
Entity Tax Identification Number	84-1275621
Entity Central Index Key	0000926660
Amendment Flag	false